Note Loans (Carrying amount of Westernbank loans accounted for pursuant to ASC310-30) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	[1],[2]	$ 1,592,921	$ 1,738,329	$ 1,974,501
Less: Allowance for loan losses		(70,129)	(68,877)
Carrying amount, net of allowance		1,522,792	1,669,452
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		923,424	999,621
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		88,130	103,476
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		170	1,668
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		563,539	613,730
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		17,658	19,834
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	[1],[2]	1,556,601	1,695,381	1,898,146
Less: Allowance for loan losses		(64,520)	(61,855)
Carrying amount, net of allowance		1,492,081	1,633,526
Non-credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		909,389	985,181
Non-credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		88,130	103,476
Non-credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		0	0
Non-credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		542,182	587,949
Non-credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		16,900	18,775
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	[1],[2]	36,320	42,948	$ 76,355
Less: Allowance for loan losses		(5,609)	(7,022)
Carrying amount, net of allowance		30,711	35,926
Credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		14,035	14,440
Credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		0	0
Credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		170	1,668
Credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		21,357	25,781
Credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount		$ 758	$ 1,059

[1]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[2]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $507 million as of December 31, 2017 and $563 million as of December 31, 2016.